Financial Highlights	12 Months Ended
Dec. 31, 2012
Millburn Multi-Markets Fund L.P. [Member]
Financial Highlights
9.	FINANCIAL HIGHLIGHTS

The ratios are calculated for each Series and, with the exception of the profit share allocation, have been annualized. The computation of such ratios based on the amount of expenses and profit share allocation assessed to an individual partner's capital account may vary from these ratios based on the timing of capital transactions.

Returns are calculated for each Series and have not been annualized. An individual partner's returns may vary from these returns based on the timing of capital transactions.

Millburn Multi-Markets Trading L.P. [Member]
Financial Highlights
8.	FINANCIAL HIGHLIGHTS

The ratios are calculated based on 1) a limited partner that is charged a monthly management fee of 1/12 of 2.00% (2.00% per annum) and 20% of Trading Profits and 2) limited partners' capital taken as a whole. The computation of such ratios based on the amount of expenses and profit share allocation assessed to an individual partner's capital account may vary from these ratios based on the timing of capital transactions and differences in individual partner's management fee, selling commission, platform fee and profit share allocation arrangements.

Returns are calculated based on 1) a limited partner that is charged a monthly management fee of 1/12 of 2.00% (2.00% per annum) and 20% of Trading Profits and 2) limited partners' capital taken as a whole. An individual partner's returns may vary from these returns based on the timing of capital transactions and differences in individual partners' management fee, selling commission, platform fee and profit share allocation arrangements.